BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—96.1%
Bermuda—2.9%
Everest Re Group Ltd.	8,060	$2,740,561
RenaissanceRe Holdings Ltd.	15,418	2,904,289
		5,644,850
Canada—1.5%
Cenovus Energy, Inc.	182,545	2,916,686
Denmark—0.5%
DSV A/S	5,537	1,070,629
Finland—1.1%
Nordea Bank Abp	215,111	2,123,424
France—10.2%
Airbus Group SE	20,258	2,660,391
Capgemini SE	11,457	1,998,747
Cie de Saint-Gobain	30,167	1,675,311
Eiffage SA	25,519	2,725,248
Kering SA	2,470	1,320,616
Rexel SA	133,583	2,742,297
Sanofi(a)	28,635	2,921,548
TotalEnergies SE	69,997	3,949,993
		19,994,151
Germany—7.6%
Brenntag SE	25,883	2,035,512
Commerzbank AG*	182,991	1,851,067
Daimler Truck Holding AG*	25,785	782,618
Deutsche Telekom AG	133,342	2,958,269
Rheinmetall AG	12,595	3,190,695
Siemens AG	24,546	4,039,366
		14,857,527
Greece—0.4%
Hellenic Telecommunications Organization SA	45,696	699,966
Ireland—3.2%
CRH PLC	63,158	2,995,799
Flutter Entertainment PLC*	4,136	814,541
Ryanair Holdings PLC - SP ADR*(a)	22,588	2,373,547
		6,183,887
Italy—0.5%
Enel SpA	151,527	953,713
Japan—8.6%
Asahi Group Holdings Ltd.	65,100	2,525,205
Fuji Electric Co., Ltd.	21,600	906,052
Hitachi Ltd.	14,800	851,777
IHI Corp.	54,500	1,256,551
Mitsubishi Heavy Industries Ltd.	35,900	1,513,235
Renesas Electronics Corp.*	211,600	3,424,788
Sony Group Corp.	31,400	2,944,704
Subaru Corp.	91,600	1,571,140
Sumitomo Mitsui Financial Group, Inc.	44,000	1,785,594
		16,779,046
Luxembourg—0.3%
Tenaris SA	53,977	670,051
Netherlands—5.4%
Aalberts NV	32,313	1,367,655
ING Groep NV	200,421	2,469,408
Koninklijke Ahold NV	76,933	2,438,960
NXP Semiconductors NV	3,736	669,118
Stellantis NV	240,520	3,666,464
		10,611,605
Norway—0.7%
Norsk Hydro ASA	233,777	1,414,895
Singapore—1.9%
Genting Singapore Ltd.	941,700	703,060
United Overseas Bank Ltd.	143,600	2,966,902
		3,669,962
South Korea—0.4%
Samsung Electronics Co., Ltd.	14,885	798,587
Spain—0.5%
Bankinter SA	153,031	877,197
Sweden—1.4%
Loomis AB	32,233	889,718
Svenska Handelsbanken AB, Class A	238,089	1,884,993
		2,774,711
Switzerland—2.9%
Glencore PLC	541,391	2,768,759
STMicroelectronics NV	66,143	2,878,982
		5,647,741
United Kingdom—12.0%
AstraZeneca PLC	5,337	777,338
BP PLC	173,203	973,060
Coca-Cola Europacific Partners PLC(a)	40,481	2,525,610
IMI PLC	115,539	2,296,135
Inchcape PLC	201,862	1,914,313
JD Sports Fashion PLC	1,279,504	2,427,569
NatWest Group PLC	681,177	2,207,140
Nomad Foods Ltd.*	41,211	702,648
Shell PLC	141,339	3,885,836
SSE PLC	80,213	1,881,388
Tesco PLC	829,847	2,696,517
WH Smith PLC	54,029	1,056,851
		23,344,405
United States—34.1%
AGCO Corp.	13,819	1,523,959
Allstate Corp., (The)(a)	9,277	1,006,091
Amgen, Inc.	5,409	1,193,496
AutoZone, Inc.*	231	551,360
Bank of America Corp.(a)	45,996	1,278,229
BorgWarner, Inc.	15,506	687,381
Bristol-Myers Squibb Co.	39,923	2,572,638
Centene Corp.*	26,072	1,627,154
Chubb Ltd.	16,125	2,996,025
Cigna Corp., (The)	12,193	3,016,670
Cisco Systems, Inc.	63,713	3,164,625
Concentrix Corp.(a)	12,383	1,085,989
Corteva, Inc.	25,123	1,343,829
CVS Health Corp.	27,287	1,856,335
Dell Technologies, Inc., Class C	23,763	1,064,820
Discover Financial Services	14,725	1,512,846
Elevance Health, Inc.	3,207	1,436,159
Expedia Group, Inc.*	7,346	703,086
Fifth Third Bancorp	37,701	915,003
FleetCor Technologies, Inc.*(a)	9,239	2,093,095
Gen Digital, Inc.	64,874	1,137,890
Goldman Sachs Group, Inc., (The)(a)	6,411	2,076,523
Halliburton Co.	60,046	1,720,318
HCA Healthcare, Inc.	3,379	892,698
Humana, Inc.	4,819	2,418,512
Huntington Bancshares, Inc.(a)	94,000	969,140
Interpublic Group of Cos., Inc., (The)(a)	52,672	1,958,872
Johnson & Johnson	10,065	1,560,679
JPMorgan Chase & Co.	13,636	1,850,542
LKQ Corp.	17,710	934,202
McKesson Corp.	5,139	2,008,527
Micron Technology, Inc.	9,859	672,384
Nexstar Media Group, Inc., Class A	13,326	2,011,160
Oracle Corp.	11,876	1,258,143
Pioneer Natural Resources Co.	3,243	646,784
Schlumberger Ltd.	20,960	897,717
Science Applications International Corp.	13,779	1,341,110
TE Connectivity Ltd.	10,244	1,254,685
Textron, Inc.	26,089	1,614,126
T-Mobile US, Inc.*	10,178	1,396,930
United Rentals, Inc.	3,157	1,053,775
UnitedHealth Group, Inc.	3,947	1,923,136
US Foods Holding Corp.*	39,832	1,584,517
Wells Fargo & Co.	41,212	1,640,650
		66,451,810
TOTAL COMMON STOCKS
(Cost $165,007,313)		187,484,843

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—7.5%
Mount Vernon Liquid Assets Portfolio, LLC, 5.22%(b)	14,730,011	14,730,011
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $14,730,011)		14,730,011
SHORT-TERM INVESTMENTS—4.1%
Tri-State Deposit, 4.95%(b)	6,500,417	6,500,417
U.S. Bank Money Market Deposit Account, 5.00%(b)	1,478,188	1,478,188
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,978,605)		7,978,605
TOTAL INVESTMENTS—107.7%
(Cost $187,715,929)		210,193,459
LIABILITIES IN EXCESS OF OTHER ASSETS—(7.7)%		(15,056,076)
NET ASSETS—100.0%		$195,137,383

PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2023, the market value of securities on loan was $14,150,346.
(b)	The rate shown is as of May 31, 2023.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS GLOBAL EQUITY FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Global Equity Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Bermuda	$5,644,850	$5,644,850	$-	$-	$-
Canada	2,916,686	2,916,686	-	-	-
Denmark	1,070,629	-	1,070,629	-	-
Finland	2,123,424	-	2,123,424	-	-
France	19,994,151	-	19,994,151	-	-
Germany	14,857,527	-	14,857,527	-	-
Greece	699,966	-	699,966	-	-
Ireland	6,183,887	2,373,547	3,810,340	-	-
Italy	953,713	-	953,713	-	-
Japan	16,779,046	-	16,779,046	-	-
Netherlands	1,339,169	669,118	670,051	-	-
Norway	9,942,487	-	9,942,487	-	-
Singapore	1,414,895	-	1,414,895	-	-
Sweden	3,669,962	-	3,669,962	-	-
Switzerland	798,587	-	798,587	-	-
Singapore	877,197	-	877,197	-	-
Sweden	2,774,711	-	2,774,711	-	-
Switzerland	5,647,741	-	5,647,741	-	-
United Kingdom	23,344,405	3,228,258	20,116,147	-	-
United States	66,451,810	66,451,810	-	-	-
Investments Purchased with Proceeds from Securities Lending Collateral	14,730,011	-	-	-	14,730,011
Short-Term Investments	7,978,605	1,478,188	6,500,417	-	-
Total Assets	$210,193,459	$82,762,457	$112,700,991	$-	$14,730,011

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy to the amounts presented in the Portfolio of Investments

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2023, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.